Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Current assets
Cash and cash equivalents	$ 2,733,151	$ 83,661,739	$ 81,674,572
Financial assets at fair value through profit or loss, current	17,264	528,450	716,918
Contract assets, current	3,012	92,210	0
Notes receivable	4	118	6,283
Accounts receivable, net	775,432	23,735,989	20,876,417
Accounts receivable-related parties, net	4,538	138,912	91,065
Other receivables	23,144	708,432	1,175,307
Current tax assets	681	20,856	625,343
Inventories, net	594,679	18,203,119	18,257,500
Other current assets	460,752	14,103,607	15,854,553
Total current assets	4,612,657	141,193,432	139,277,958
Non-current assets
Financial assets at fair value through profit or loss, noncurrent	377,519	11,555,847	191,005
Financial assets at fair value through other comprehensive income, noncurrent	378,487	11,585,477	0
Available-for-sale financial assets, noncurrent	0	0	20,636,332
Financial assets measured at cost, noncurrent	0	0	2,218,472
Investments accounted for under the equity method	259,667	7,948,413	7,847,979
Property, plant and equipment	5,646,736	172,846,595	205,741,681
Intangible assets	97,740	2,991,804	3,787,509
Deferred tax assets	222,012	6,795,796	6,116,129
Prepayment for equipment	21,607	661,402	286,090
Refundable deposits	90,082	2,757,399	1,903,041
Other noncurrent assets	139,205	4,261,064	3,126,024
Total non-current assets	7,233,055	221,403,797	251,854,262
Total assets	11,845,712	362,597,229	391,132,220
Current liabilities
Short-term loans	428,089	13,103,808	25,445,540
Contract liabilities, current	30,460	932,371	0
Notes and accounts payable	222,207	6,801,745	6,535,570
Other payables	409,993	12,549,873	12,962,286
Payables on equipment	130,942	4,008,142	4,671,802
Current tax liabilities	67,271	2,059,172	4,851,694
Current portion of long-term liabilities	167,311	5,121,396	27,363,822
Other current liabilities	177,731	5,440,345	6,984,482
Total current liabilities	1,634,004	50,016,852	88,815,196
Non-current liabilities
Bonds payable	1,270,139	38,878,947	23,675,861
Long-term loans	921,400	28,204,054	29,643,284
Deferred tax liabilities	64,669	1,979,509	2,327,223
Net defined benefit liabilities, noncurrent	136,138	4,167,174	4,138,519
Guarantee deposits	20,023	612,903	469,491
Other noncurrent liabilities	1,121,865	34,340,307	32,441,648
Total non-current liabilities	3,534,234	108,182,894	92,696,026
Total liabilities	5,168,238	158,199,746	181,511,222
Commitments and contingencies	0	0	0
Capital
Common stock - NT$10 par value Authorized: 26,000,000 thousand shares Issued: 12,624,319 thousand shares as of December 31, 2017 Issued: 12,424,319 thousand shares as of December 31, 2018	4,058,908	124,243,187	126,243,187
Additional paid-in capital
Premiums	1,185,181	36,278,383	36,862,383
Treasury stock transactions	89,822	2,749,448	2,612,966
Transactions with noncontrolling interests	18,698	572,325	561,948
Share-based payment	5,828	178,401	0
Stock options - conversion right	49,503	1,515,297	1,572,121
Other	267	8,181	0
Retained earnings
Legal reserve	354,959	10,865,280	9,902,407
Unappropriated earnings	1,810,403	55,416,447	43,155,781
Other components of equity
Exchange differences on translation of foreign operations	(185,606)	(5,681,389)	(5,689,210)
Unrealized gains or losses on financial assets measured at fair value through other comprehensive income	(273,761)	(8,379,834)	0
Unrealized gains or losses on available-for-sale financial assets	0	0	6,347,167
Gains or losses on hedging instruments	(67)	(2,058)	0
Treasury stock	(451,910)	(13,832,953)	(12,904,560)
Total equity attributable to the parent company	6,662,225	203,930,715	208,664,190
Non-controlling interests	15,249	466,768	956,808
Total equity	6,677,474	204,397,483	209,620,998
Total liabilities and equity	$ 11,845,712	$ 362,597,229	$ 391,132,220